Interests in associates - Summarized balance sheets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interests in associates
Current assets	€ 7,898,400	€ 7,922,744
Non-current assets	23,103,933	25,643,835
Current liabilities	6,245,103	5,660,060
Non-current liabilities	10,474,421	12,138,006
Vifor Fresenius Medical Care Renal Pharma Ltd.
Interests in associates
Current assets	824,062	914,502
Non-current assets	439,909	518,589
Current liabilities	277,103	480,640
Non-current liabilities	32,534	34,116
Net assets	€ 954,334	€ 918,335	€ 893,505